SHARE CAPITAL - Narrative - Issued Share Capital (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Dec. 30, 2025 USD ($)	Oct. 31, 2025 USD ($) $ / shares Rate shares	Aug. 20, 2025 shares	Jun. 30, 2025	Mar. 31, 2026 USD ($) warrants $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Feb. 10, 2025 USD ($)	Mar. 31, 2024 shares
Disclosure of classes of share capital [line items]
Proceeds on issuance of common shares, net					$ 146,052	$ 14,305
Threshold for press release publication days		30 days
Threshold trading days, warrants		5 days
Professional fees expense					$ 6,216	$ 3,288
Common stock shares, authorized value							$ 100
Convertible Debentures
Disclosure of classes of share capital [line items]
Threshold trading days		5 days		5 days	5 days
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares					0	0
Class B Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares			36,084.7		0	36,084.7		36,084.7
Number of shares issued upon conversion of convertible instruments (in shares) | shares			9,496
Cancelled (in shares) | shares			373		(36,084.7)
Common shares
Disclosure of classes of share capital [line items]
Share price (in USD per share) | $ / shares						$ 9.52
Proceeds from issue of ordinary shares						$ 15,322
Share capital
Disclosure of classes of share capital [line items]
At-the-market offering - net of share issuance costs (in shares) | shares					1,422,423	1,609,298
Adjustment for fractional shares upon share consolidation (in shares) | shares						2
Number of shares outstanding (in shares) | shares					51,631,804	21,610,704		20,001,404
October 2025 Registered Direct Offering
Disclosure of classes of share capital [line items]
Proceeds on issuance of common shares, net		$ 175,010
Share issue related cost		$ 10,992
Warrant acceleration share price threshold (in USD per share) | $ / shares		$ 19.53
Common shares | Share capital
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares					172,427
Restricted share units vested (in shares) | shares					183,328
Common shares | Conversion Of Convertible Debentures | High Trail
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares		4,584,856
Average price per share of shares issued (in USD per share) | $ / shares		$ 6.5106
Share issue related cost		$ 35
Financial liabilities extinguished		$ 29,850
Common shares | Exercise Of Pre Funded Warrants
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares					1,565,246
Common shares | October 2025 Registered Direct Offering
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares		22,277,750
Average price per share of shares issued (in USD per share) | $ / shares		$ 6.51
Proceeds on issuance of common shares, net		$ 145,028
Share issue related cost		9,109
Pre-funded warrants | Exercise Of Pre Funded Warrants
Disclosure of classes of share capital [line items]
Number of other equity instruments exercisable in share-based payment arrangement (in shares) | warrants					1,565,250
Pre-funded warrants | October 2025 Registered Direct Offering
Disclosure of classes of share capital [line items]
Proceeds on issuance of common shares, net		29,982
Share issue related cost		$ 1,883
Pre-funded Common Share purchase warrants (in shares) | shares		4,605,500
Granted or issued (in USD per share) | $ / shares		$ 6.50999
Warrants | October 2025 Registered Direct Offering
Disclosure of classes of share capital [line items]
Granted or issued (in USD per share) | $ / shares		$ 8.14
Warrants bundled ratio | Rate		35.00%
Warrant acceleration share price threshold (in USD per share) | $ / shares		$ 19.53
ATM Programs
Disclosure of classes of share capital [line items]
Share issue related cost						$ 656
2025 ATM Program
Disclosure of classes of share capital [line items]
Average price per share of shares issued (in USD per share) | $ / shares					$ 7.36
2025 ATM Program | Common shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares					1,422,423
Proceeds on issuance of common shares, net					$ 10,465
Sale or issue of treasury shares					100,000
Share issue related cost					332
2026 ATM Program
Disclosure of classes of share capital [line items]
Professional fees expense					$ 205
2026 ATM Program | Common shares
Disclosure of classes of share capital [line items]
Sale or issue of treasury shares	$ 100,000